ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2016	2017
	(RMB in thousands)
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 15)	—	506,478
Funds payable to Institutional Funding Partners(i)	253,297	449,127
Tax payable	78,734	228,660
Accrued payroll and welfare	116,674	168,249
Deferred revenues	34,600	100,448
Accrued IPO expenses	—	38,399
Payable to third-party sellers	27,777	33,841
Guarantee liabilities at fair value	31,191	30,958
Security deposits from third-party sellers	15,287	10,104
Accrued professional fees	13,572	1,114
Other accrued expenses	31,127	43,651

Total accrued expenses and other current liabilities	602,259	1,611,029

(i)	The payable balance mainly includes funds received from Customers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.